Pay vs Performance Disclosure - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Net Income (Loss)	¥ 626,959	¥ 611,918	¥ 551,622